Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,510,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,474.98
Offering Note	(1) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). (2) Calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the Registrant's registration statement on Form S-3ASR (File No. 333-283988) with the Securities and Exchange Commission on December 20, 2024 (the ''Registration Statement'') was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This ''Calculation of Filing Fee Tables'' shall be deemed to update Exhibit 107 in the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2032
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,247,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,976.94
Offering Note	(1) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). (2) Calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the Registrant's registration statement on Form S-3ASR (File No. 333-283988) with the Securities and Exchange Commission on December 20, 2024 (the ''Registration Statement'') was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This ''Calculation of Filing Fee Tables'' shall be deemed to update Exhibit 107 in the Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2036
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,962,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,216.16
Offering Note	(1) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). (2) Calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the Registrant's registration statement on Form S-3ASR (File No. 333-283988) with the Securities and Exchange Commission on December 20, 2024 (the ''Registration Statement'') was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This ''Calculation of Filing Fee Tables'' shall be deemed to update Exhibit 107 in the Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,595,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,334.89
Offering Note	(1) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). (2) Calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the Registrant's registration statement on Form S-3ASR (File No. 333-283988) with the Securities and Exchange Commission on December 20, 2024 (the ''Registration Statement'') was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This ''Calculation of Filing Fee Tables'' shall be deemed to update Exhibit 107 in the Registration Statement.